17. SEGMENT REPORTING (Details Narrative) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets	¥ 4,944,255	¥ 6,753,504
Office Leasing
Assets	1,148,000	1,307,000
Hotel business
Assets	988,000	1,033,000
Internet-based business
Assets	2,755,000	4,321,000
Discontinued Operations
Assets	¥ 53,000	¥ 92,000